Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

October 31, 2020

ASE-QTLY-1220
1.884778.116

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	83,300	$2,250,766
Vonage Holdings Corp. (a)	189,252	2,002,286
		4,253,052
Entertainment - 2.4%
Activision Blizzard, Inc.	186,421	14,117,662
Electronic Arts, Inc. (a)	39,600	4,745,268
Live Nation Entertainment, Inc. (a)	11,000	536,800
Netflix, Inc. (a)	41,500	19,743,210
Spotify Technology SA (a)	19,900	4,773,811
Take-Two Interactive Software, Inc. (a)	11,100	1,719,612
The Walt Disney Co.	263,717	31,975,686
World Wrestling Entertainment, Inc. Class A	16,300	592,668
		78,204,717
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (a)	4,500	7,272,495
Class C (a)	61,766	100,123,304
CarGurus, Inc. Class A (a)	54,700	1,090,171
Eventbrite, Inc. (a)	86,200	795,626
Facebook, Inc. Class A (a)	318,600	83,826,846
InterActiveCorp (a)	18,700	2,257,464
Match Group, Inc. (a)	32,215	3,762,068
TripAdvisor, Inc.	12,500	238,875
Zoominfo Technologies, Inc.	58,000	2,203,420
		201,570,269
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	165,300	4,454,835
Comcast Corp. Class A	180,148	7,609,452
Discovery Communications, Inc. Class A (a)(b)	29,100	588,984
Interpublic Group of Companies, Inc.	36,700	663,903
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	69,100	2,496,583
Liberty SiriusXM Series A (a)	32,000	1,106,240
Liberty SiriusXM Series C (a)	3,165	109,509
Nexstar Broadcasting Group, Inc. Class A	30,900	2,546,160
ViacomCBS, Inc. Class B	110,692	3,162,470
		22,738,136
Wireless Telecommunication Services - 1.0%
Boingo Wireless, Inc. (a)	447,700	4,181,518
T-Mobile U.S., Inc.	252,812	27,700,611
		31,882,129

TOTAL COMMUNICATION SERVICES		338,648,303

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.5%
Aptiv PLC	160,800	15,515,592
Automobiles - 0.9%
Tesla, Inc. (a)	74,600	28,947,784
Diversified Consumer Services - 0.2%
Service Corp. International	168,900	7,821,759
Hotels, Restaurants & Leisure - 1.4%
Las Vegas Sands Corp.	311,400	14,965,884
McDonald's Corp.	143,100	30,480,300
Starbucks Corp.	9,800	852,208
		46,298,392
Household Durables - 0.3%
Lennar Corp. Class A	114,200	8,020,266
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	41,420	125,757,333
Chewy, Inc. (a)(b)	16,000	985,600
The Booking Holdings, Inc. (a)	10,390	16,857,775
		143,600,708
Leisure Products - 0.2%
Hasbro, Inc.	96,300	7,965,936
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	151,000	13,638,320
Specialty Retail - 2.4%
Burlington Stores, Inc. (a)	68,860	13,329,919
The Home Depot, Inc.	124,079	33,093,110
TJX Companies, Inc.	337,696	17,154,957
Ulta Beauty, Inc. (a)	63,100	13,047,187
		76,625,173
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.	101,000	7,533,590
NIKE, Inc. Class B	189,400	22,743,152
VF Corp.	213,300	14,333,760
		44,610,502

TOTAL CONSUMER DISCRETIONARY		393,044,432

CONSUMER STAPLES - 6.2%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)	4,400	4,572,392
Keurig Dr. Pepper, Inc.	149,243	4,014,637
Molson Coors Beverage Co. Class B	68,500	2,415,310
Monster Beverage Corp. (a)	110,198	8,437,861
PepsiCo, Inc.	173,400	23,112,486
The Coca-Cola Co.	429,700	20,651,382
		63,204,068
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	59,600	21,314,152
Kroger Co.	131,400	4,232,394
Sysco Corp.	76,700	4,242,277
U.S. Foods Holding Corp. (a)	11,100	231,990
Walmart, Inc.	169,900	23,573,625
		53,594,438
Food Products - 0.7%
Beyond Meat, Inc. (a)	9,500	1,353,085
Darling Ingredients, Inc. (a)	43,300	1,861,900
Freshpet, Inc. (a)	27,200	3,114,400
Lamb Weston Holdings, Inc.	59,700	3,787,965
Mondelez International, Inc.	253,400	13,460,608
		23,577,958
Household Products - 1.5%
Church & Dwight Co., Inc.	50,900	4,499,051
Clorox Co.	19,100	3,958,475
Procter & Gamble Co.	294,200	40,334,820
		48,792,346
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	46,000	10,104,360
Tobacco - 0.0%
Altria Group, Inc.	30,730	1,108,738

TOTAL CONSUMER STAPLES		200,381,908

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	155,100	2,290,827
Oceaneering International, Inc. (a)	216,500	883,320
		3,174,147
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	563,000	4,672,900
Cheniere Energy, Inc. (a)	60,200	2,881,774
Chevron Corp.	36,929	2,566,566
Comstock Resources, Inc. (a)	109,000	578,790
Exxon Mobil Corp.	722,524	23,568,733
Hess Corp.	251,400	9,357,108
Kinder Morgan, Inc.	37,800	449,820
Kosmos Energy Ltd.	1,155,100	1,148,516
Marathon Petroleum Corp.	27,500	811,250
Phillips 66 Co.	100,500	4,689,330
Renewable Energy Group, Inc. (a)	4,700	265,080
The Williams Companies, Inc.	194,600	3,734,374
Valero Energy Corp.	76,500	2,953,665
		57,677,906

TOTAL ENERGY		60,852,053

FINANCIALS - 9.8%
Banks - 3.0%
Bank of America Corp.	819,687	19,426,582
Citigroup, Inc.	341,284	14,135,983
Comerica, Inc.	121,200	5,515,812
First Horizon National Corp.	379,100	3,946,431
Huntington Bancshares, Inc.	237,857	2,483,227
JPMorgan Chase & Co.	168,200	16,490,328
KeyCorp	324,100	4,206,818
M&T Bank Corp.	32,500	3,366,350
Signature Bank	29,000	2,341,460
Synovus Financial Corp.	74,300	1,931,800
Truist Financial Corp.	103,683	4,367,128
Wells Fargo & Co.	781,300	16,758,885
		94,970,804
Capital Markets - 2.6%
Bank of New York Mellon Corp.	567,600	19,502,736
BlackRock, Inc. Class A	22,100	13,242,541
Cboe Global Markets, Inc.	63,100	5,129,399
Intercontinental Exchange, Inc.	137,100	12,942,240
Morgan Stanley	343,900	16,558,785
State Street Corp.	137,200	8,081,080
StepStone Group, Inc. Class A	53,400	1,372,914
Virtu Financial, Inc. Class A	318,432	6,808,076
		83,637,771
Consumer Finance - 1.5%
Ally Financial, Inc.	203,200	5,421,376
Capital One Financial Corp.	471,305	34,442,969
Discover Financial Services	92,500	6,013,425
SLM Corp.	311,200	2,859,928
		48,737,698
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	113,200	22,855,080
Insurance - 2.0%
American International Group, Inc.	177,000	5,573,730
Arthur J. Gallagher & Co.	41,400	4,293,594
Chubb Ltd.	26,500	3,442,615
Hartford Financial Services Group, Inc.	217,200	8,366,544
Marsh & McLennan Companies, Inc.	81,500	8,431,990
Reinsurance Group of America, Inc.	34,000	3,434,680
The Travelers Companies, Inc.	183,700	22,174,427
Willis Towers Watson PLC	53,000	9,671,440
		65,389,020

TOTAL FINANCIALS		315,590,373

HEALTH CARE - 13.6%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	79,700	9,176,658
Amgen, Inc.	115,603	25,078,915
Biogen, Inc. (a)	9,700	2,445,079
Neurocrine Biosciences, Inc. (a)	60,800	5,999,136
PTC Therapeutics, Inc. (a)	15,400	803,726
Regeneron Pharmaceuticals, Inc. (a)	37,400	20,329,144
Sarepta Therapeutics, Inc. (a)	25,600	3,479,296
Seagen, Inc. (a)	22,300	3,719,640
Vertex Pharmaceuticals, Inc. (a)	50,000	10,418,000
		81,449,594
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	232,800	24,469,608
Becton, Dickinson & Co.	46,200	10,678,206
Boston Scientific Corp. (a)	536,810	18,396,479
DexCom, Inc. (a)	18,500	5,912,230
Hologic, Inc. (a)	46,200	3,179,484
Intuitive Surgical, Inc. (a)	30,100	20,079,108
Masimo Corp. (a)	16,800	3,760,176
		86,475,291
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	43,200	4,150,224
Centene Corp. (a)	149,700	8,847,270
Cigna Corp.	79,700	13,307,509
HCA Holdings, Inc.	99,700	12,356,818
Humana, Inc.	63,400	25,314,352
UnitedHealth Group, Inc.	156,700	47,815,438
		111,791,611
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	85,300	40,357,136
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	592,000	34,602,400
Eli Lilly & Co.	252,766	32,975,852
Horizon Therapeutics PLC (a)	258,200	19,346,926
Merck & Co., Inc.	159,100	11,965,911
Zoetis, Inc. Class A	129,800	20,579,790
		119,470,879

TOTAL HEALTH CARE		439,544,511

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	62,400	6,171,360
General Dynamics Corp.	105,100	13,802,783
Northrop Grumman Corp.	49,000	14,201,180
Raytheon Technologies Corp.	389,548	21,160,247
The Boeing Co.	57,100	8,244,669
		63,580,239
Air Freight & Logistics - 0.8%
FedEx Corp.	99,899	25,920,794
Construction & Engineering - 0.8%
AECOM (a)	585,200	26,240,368
Electrical Equipment - 1.4%
Sensata Technologies, Inc. PLC (a)	577,639	25,248,601
Sunrun, Inc. (a)	376,395	19,580,068
		44,828,669
Industrial Conglomerates - 0.8%
3M Co.	39,700	6,350,412
General Electric Co.	2,483,619	18,428,453
Honeywell International, Inc.	17,500	2,886,625
		27,665,490
Machinery - 1.0%
Allison Transmission Holdings, Inc.	521,200	18,841,380
Caterpillar, Inc.	84,800	13,317,840
		32,159,220
Marine - 0.5%
Kirby Corp. (a)	396,500	15,261,285
Professional Services - 0.6%
Nielsen Holdings PLC	1,337,054	18,063,600
Road & Rail - 1.2%
Norfolk Southern Corp.	94,500	19,761,840
Uber Technologies, Inc. (a)	411,900	13,761,579
Union Pacific Corp.	26,800	4,748,692
		38,272,111
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	610,400	24,330,544

TOTAL INDUSTRIALS		316,322,320

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	15,900	141,510
Electronic Equipment & Components - 1.3%
Avnet, Inc.	20,700	510,669
Corning, Inc.	154,900	4,952,153
Jabil, Inc.	1,144,017	37,912,723
		43,375,545
IT Services - 5.1%
Alliance Data Systems Corp.	8,400	432,936
Cognizant Technology Solutions Corp. Class A	69,400	4,956,548
DXC Technology Co.	34,600	637,332
Euronet Worldwide, Inc. (a)	16,000	1,421,440
Fidelity National Information Services, Inc.	183,258	22,832,114
Fiserv, Inc. (a)	49,400	4,716,218
Genpact Ltd.	436,900	15,016,253
Global Payments, Inc.	69,200	10,915,608
GoDaddy, Inc. (a)	83,905	5,935,440
MasterCard, Inc. Class A	141,200	40,755,968
MongoDB, Inc. Class A (a)(b)	19,000	4,340,930
PayPal Holdings, Inc. (a)	163,900	30,506,707
Sabre Corp.	376,500	2,454,780
Square, Inc. (a)	39,400	6,102,272
Twilio, Inc. Class A (a)	16,400	4,575,108
Visa, Inc. Class A	42,300	7,686,333
WEX, Inc. (a)	5,700	721,335
		164,007,322
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	143,612	10,812,547
Allegro MicroSystems LLC (a)	2,594	47,470
Applied Materials, Inc.	157,500	9,328,725
Array Technologies, Inc.	27,400	1,009,690
Broadcom, Inc.	4,900	1,713,187
Lam Research Corp.	32,930	11,264,694
Marvell Technology Group Ltd.	494,500	18,548,695
Micron Technology, Inc. (a)	364,860	18,367,052
NVIDIA Corp.	69,380	34,784,357
ON Semiconductor Corp. (a)	472,668	11,859,240
Qualcomm, Inc.	95,304	11,756,701
Semtech Corp. (a)	10,900	598,301
Xilinx, Inc.	45,500	5,400,395
		135,491,054
Software - 12.5%
Adobe, Inc. (a)	23,700	10,596,270
Autodesk, Inc. (a)	53,035	12,491,864
Citrix Systems, Inc.	17,754	2,010,996
Elastic NV (a)	117,500	11,915,675
FireEye, Inc. (a)	281,300	3,893,192
Five9, Inc. (a)	22,200	3,368,184
HubSpot, Inc. (a)	5,300	1,537,371
LivePerson, Inc. (a)	59,000	3,154,140
Microsoft Corp.	965,300	195,444,292
Nortonlifelock, Inc.	1,099,000	22,606,430
Nuance Communications, Inc. (a)	342,401	10,926,016
Nutanix, Inc. Class A (a)	12,000	292,080
Oracle Corp.	233,100	13,079,241
Palo Alto Networks, Inc. (a)	15,000	3,317,850
Parametric Technology Corp. (a)	29,400	2,466,072
Pluralsight, Inc. (a)	211,800	3,325,260
Rapid7, Inc. (a)	42,300	2,619,639
RealPage, Inc. (a)	91,800	5,112,342
RingCentral, Inc. (a)	13,000	3,358,420
Salesforce.com, Inc. (a)	133,463	30,999,451
Slack Technologies, Inc. Class A (a)(b)	250,500	6,407,790
Splunk, Inc. (a)	16,500	3,267,660
SS&C Technologies Holdings, Inc.	173,900	10,298,358
SurveyMonkey (a)	262,940	5,503,334
Tenable Holdings, Inc. (a)	84,100	2,868,651
VMware, Inc. Class A (a)(b)	45,100	5,805,723
Workday, Inc. Class A (a)	58,500	12,292,020
Workiva, Inc. (a)	18,700	1,034,297
Yext, Inc. (a)	308,149	5,109,110
Zendesk, Inc. (a)	95,200	10,561,488
		405,663,216
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	872,336	94,962,497
HP, Inc.	295,300	5,303,588
Pure Storage, Inc. Class A (a)	36,400	586,040
Western Digital Corp.	111,900	4,221,987
Xerox Holdings Corp.	24,700	429,286
		105,503,398

TOTAL INFORMATION TECHNOLOGY		854,182,045

MATERIALS - 2.7%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	21,377	5,905,182
Albemarle Corp. U.S.	26,000	2,423,460
DuPont de Nemours, Inc.	94,974	5,402,121
Ecolab, Inc.	22,782	4,182,547
FMC Corp.	29,048	2,984,392
Linde PLC	46,286	10,198,657
LyondellBasell Industries NV Class A	31,300	2,142,485
Olin Corp.	237,200	3,925,660
Sherwin-Williams Co.	5,885	4,048,762
		41,213,266
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	26,439	7,042,028
Vulcan Materials Co.	47,800	6,923,352
		13,965,380
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	81,400	6,984,120
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	839,434	14,555,786
Newmont Corp.	95,300	5,988,652
Reliance Steel & Aluminum Co.	23,469	2,557,886
Royal Gold, Inc.	19,600	2,328,676
		25,431,000

TOTAL MATERIALS		87,593,766

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Homes 4 Rent Class A	237,700	6,719,779
American Tower Corp.	77,700	17,843,805
Corporate Office Properties Trust (SBI)	111,900	2,509,917
CubeSmart	109,500	3,715,335
Digital Realty Trust, Inc.	42,100	6,075,030
Douglas Emmett, Inc.	108,200	2,553,520
Equinix, Inc.	13,400	9,798,616
Equity Lifestyle Properties, Inc.	91,300	5,404,047
Prologis (REIT), Inc.	174,200	17,280,640
SBA Communications Corp. Class A	19,100	5,546,067
Ventas, Inc.	121,600	4,799,552
VICI Properties, Inc.	111,000	2,547,450
Weyerhaeuser Co.	357,700	9,761,633
		94,555,391
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	45,600	5,146,416

TOTAL REAL ESTATE		99,701,807

UTILITIES - 3.1%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	12,000	1,079,160
Edison International	155,400	8,708,616
Entergy Corp.	58,400	5,911,248
Evergy, Inc.	90,400	4,990,080
Exelon Corp.	209,793	8,368,643
FirstEnergy Corp.	191,300	5,685,436
NextEra Energy, Inc.	260,540	19,074,133
NRG Energy, Inc.	46,200	1,460,844
PG&E Corp. (a)	612,393	5,854,477
Southern Co.	204,900	11,771,505
		72,904,142
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	100,500	1,959,750
Vistra Corp.	151,000	2,622,870
		4,582,620
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	104,890	2,216,326
Dominion Energy, Inc.	147,941	11,885,580
Sempra Energy	59,244	7,426,828
		21,528,734

TOTAL UTILITIES		99,015,496

TOTAL COMMON STOCKS
(Cost $2,142,496,095)		3,204,877,014
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.11% 12/3/20 to 12/31/20 (c)
(Cost $5,539,217)	5,540,000	5,539,253
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.10% (d)	71,873,095	$71,887,470
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	14,156,089	14,157,505
TOTAL MONEY MARKET FUNDS
(Cost $86,043,854)		86,044,975
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,234,079,166)		3,296,461,242
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(64,831,617)
NET ASSETS - 100%		$3,231,629,625

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	Dec. 2020	$1,142,645	$(34,332)	$(34,332)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,547,494.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$175,335
Fidelity Securities Lending Cash Central Fund	17,549
Total	$192,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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